Revenue from contracts with customers (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of revenue from contracts with customers

For the year ended October 31	2024	2023	2024	2023	2024	2023
	Bricks and Mortar	Bricks and Mortar	E-commerce	E-commerce	Total	Total
	$	$	$	$	$	$
Primary geographical markets (i)
Canada	484,444	431,694	-	-	484,444	431,694
USA	-	-	36,061	52,780	36,061	52,780
International	-	-	1,801	3,195	1,801	3,195
Total revenue	484,444	431,694	37,862	55,975	522,306	487,669

Major products and services
Cannabis and CBD products	435,642	394,411	17,150	22,101	452,792	416,512
Consumption accessories	12,764	9,953	20,037	33,791	32,801	43,744
Data analytics, advertising and other revenue	36,038	27,330	675	83	36,713	27,413
Total revenue	484,444	431,694	37,862	55,975	522,306	487,669

Timing of revenue recognition
Transferred at a point in time	484,444	431,694	37,862	55,975	522,306	487,669
Total revenue	484,444	431,694	37,862	55,975	522,306	487,669
(i)Represents revenue based on geographical locations of the customers who have contributed to the revenue generated in the applicable segment.